SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of cash and cash equivalents) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Supplemental Cash Flow Information [Abstract]
Cash in bank	$ 157,317	$ 26,475,000
Cashable guaranteed investment certificate, variable rate, maturing September 2023	10,000,000	0
Cashable guaranteed investment certificate, 2.75%, maturing December 2023	200,000	200,000
Total cash and cash equivalents	$ 10,357,317	$ 26,675,000